9 - SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
9 - SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, the Company has evaluated subsequent events occurring after December 31, 2013 through July 10, 2014.

During this period, The Company made share award to entities and persons as follow:

January 12, 2014

On January 12, 2014, the Company awarded to American Community Capital, LP, a Los Angeles based firm, 10,000,000 shares of the Company common stock with a par value of $0.0001 for services rendered. We issued these securities in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. When printed, these securities will bear a restrictive legend.

March 30, 2014

On March 30, 2014, the Company made share awards, in exchange for cash and services, to the following entities and persons:

•	2,500,000 shares of the Company common stock with a par value of $0.0001 were awarded to Mr. Frank Igwealor for services rendered;
•	500,000 shares of the Company common stock with a par value of $0.0001 were awarded to Mr. Kareem Davis for services rendered;
•	100,000 shares of the Company common stock with a par value of $0.0001 were awarded to Mr. Roy Watson for services rendered; and

June 16, 2014

On June 16, 2014, the Company made share awards, in exchange for cash and services, to the following entities and persons:

•	2,000,000 shares of common stock with a par value of $0.0001 were awarded to Los Angeles Community Capital for services rendered;
•	1,000,000 shares of common stock with a par value of $0.0001 were awarded to Goldstein Franklin, Inc. for services rendered;
•	2,000,000 shares of common stock with a par value of $0.0001 were awarded to Poverty Solutions, Inc. for services rendered;
•	17,500,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Frank Igwealor for services rendered;
•	100,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Roy Watson for services rendered;
•	500,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Kareem Davis for services rendered;

NOTE 9 – SUBSEQUENT EVENTS (CONT’D)

•	500,000 shares of common stock with a par value of $0.0001 were awarded to Dr. Solomon KN Mbagwu for services rendered;
•	500,000 shares of common stock with a par value of $0.0001 were sold to Dr. Solomon KN Mbagwu for $5,000 at $0.01 per share;
•	267,400 shares of common stock with a par value of $0.0001 were sold to Poverty Solutions, Inc. for $2,674 at $0.01 per share;
•	76,600 shares of common stock with a par value of $0.0001 were sold to Mr. Frank Igwealor for $766 at $0.01 per share;
•	350,000 shares of common stock with a par value of $0.0001 were sold to American Biopharmaceutical Holdings, Inc. for $3,500 at $0.01 per share;
•	500,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Azuka L. Uzoh, Esq for services rendered;
•	500,000 shares of common stock with a par value of $0.0001 were awarded to Ms. Cherokee Lavalley for services rendered;
•	100,000 shares of common stock with a par value of $0.0001 were awarded to Life is Networking Knowledge for services rendered;
•	10,000 shares of common stock with a par value of $0.0001 were awarded to Ms. Perpetual Emeana for services rendered;
•	10,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Godwin Obele for services rendered;
•	100,000 shares of common stock with a par value of $0.0001 were awarded to Pink Lotus Healthcare for services rendered;
•	100,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Tahir Wilson for services rendered;
•	100,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Martin Nwaege for services rendered;
•	500,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Justin Hillian for services rendered;
•	200,000 shares of common stock with a par value of $0.0001 were awarded to Ms. Chinazor V. Ezembaji for services rendered;
•	200,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Emeka Gabriel Okeke for services rendered; and
•	20,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Tony Luu for services rendered.

NOTE 9 – SUBSEQUENT EVENTS (CONT’D)

A total of 40,234,000 shares of common stocks were issued by the company during the period January 1 2014 through June 30, 2014. These brought the total shares issued and outstanding to 75,376,000. These share issuance were in transactions that were exempt from the registration requirements of the Securities Act of 1933, as amended (the “Act”) in reliance on Section 4(2) of the Act. The certificate memorializing this stock award will be issued as soon as it is convenient for the company to do so.

The Company did not have any other material recognizable subsequent events that required disclosure in these financial statements.